STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

7. STOCKHOLDERS’ EQUITY (DEFICIT)

During the year ended December 31, 2024, the Company issued 477,417 shares of Aibotics common stock to settle $477,417 of accrued expenses.

During the year ended December 31, 2024, the Company issued 200,000 shares of Series B Preferred Stock to the seller as satisfaction of the intangible assets’ consideration in the amount of $4,400.

During the year ended December 31, 2023, the Company issued 43,750 shares of Aibotics common stock to settle $43,750 of accrued expenses.

During the year ended December 31, 2023, the Company issued 61,533 shares of Company’s common stock as a settlement for interest payable.

STOCK BASED COMPENSATION

During the year ending December 31, 2023, the Company issued 7,354,312 shares of Ehave common stock for services rendered. The Company recorded stock based compensation of $635 for the fair value of the shares issued of $0 and $635 as equity for services rendered to Aibotics.

During the year ending December 31, 2024, the Company had no stock-based compensation.

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2024 and 2023.

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrant outstanding at December 31, 2022	29,320,478	0.01	3.52
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2023	29,320,478	0.01	2.52
Granted	-
Exercised	-
Forfeited	-
Warrant outstanding at December 31, 2024	29,320,478	0.01	1.51

The intrinsic value of warrants outstanding as of December 31, 2024 was $0.